Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3. Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Accounts receivable	$7,768,381	$7,390,158
Less: allowance for credit losses	—	(42,266)
Accounts receivable, net	$7,768,381	$7,347,892

The Company reversed the $43,797 allowance for credit losses, and the currency translation difference was $1,531 for the year ended December 31, 2024.

The Company accrued $18,630 allowance for credit losses, and the currency translation difference was $746 for the year ended December 31, 2023.

The Company reversed the $8,374 allowance for credit losses, and the currency translation difference was $2,476 for the year ended December 31, 2022.

As of the report date, all accounts receivable as of December 31, 2024 have been recovered.

Changes of allowance for credit losses are as follows:

	2024	2023	2022
Beginning balance	$42,266	$24,382	$35,232
Addition	—	18,630	—
Reversals	(43,797)	—	(8,374)
Currency translation	1,531	(746)	(2,476)
Ending balance	$—	$42,266	$24,382